6

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold

                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and address of issuer:

        Dreyfus Premier Third Century Fund, Inc.
        (Formerly:  Dreyfus Third Century Fund, Inc.)
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.    Investment Company Act File Number:  811-2192

      Securities Act File Number:  2-40341

4(a). Last day of fiscal year for which this notice is filed:

           May 31, 2002

4(b). [   ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [   ] Check box if this is the last time the issuer will be filing this
Form.

CLASS A

5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold                $ 43,203,662
             during the fiscal year pursuant to section 24(f):   ---------------

        (ii) Aggregate price of securities redeemed or repurchased  $ 40,835,722
             during the fiscal year:                             ---------------

       (iii) Aggregate price of securities redeemed or              $ -0-
             repurchased during any PRIOR fiscal year            ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$ 40,835,722
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 2,367,940
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in future     $( )
             years - if Item 5(i) is less than [subtract Item    ---------------
             5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration            x   .000092
             fee (See Instruction C.9):

      (viii) Registration fee due (multiply Item 5(v)           =$ 217.85
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A

                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  217.85

                                                                =============

CLASS B

5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold during the      $ 5,315,001
             fiscal year pursuant to section 24(f):              ---------------

        (ii) Aggregate price of securities redeemed or repurchased   $ 5,353,087
             during the fiscal year:                             ---------------

       (iii) Aggregate price of securities redeemed or               $ -0-
             repurchased during  any PRIOR fiscal year ending    ---------------
             October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add              -$   5,353,087
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in future         $( 38,086)
             years - if Item 5(i) is less than Item 5(iv)        ---------------
             [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration              x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)             =$ 0
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                  +$    N/A

                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$  0

                                                                =============

CLASS C

5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold during the     $ 1,552,257
             fiscal year pursuant to section 24(f):              ---------------

        (ii) Aggregate price of securities redeemed or repurchased   $ 1,510,835
             during the fiscal year:                             ---------------

       (iii) Aggregate price of securities redeemed or               $ -0-
             repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add               -$ 1,510,835
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than              $ 41,422
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in future years  $( )
             - if Item 5(i) is less than Item 5(iv) [subtract    ---------------
             Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration               x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)              =$ 3.81
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$    N/A

                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$  3.81

                                                                =============

CLASS R

5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold during the      $ 3,990,438
             fiscal year pursuant to section 24(f):              ---------------

        (ii) Aggregate price of securities redeemed or repurchased   $ 3,416,454
             during the fiscal year:                             ---------------

       (iii) Aggregate price of securities redeemed or               $ -0-
             repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add               -$ 3,416,454
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than               $ 573,984
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in future years   $( )
             - if Item 5(i) is less than Item 5(iv) [subtract    ---------------
             Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration                X   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)               =$ 52.81
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$    N/A

                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$  52.81

                                                                =============

CLASS T

5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold during the     $ 1,337,597
             fiscal year pursuant to section 24(f):              ---------------

        (ii) Aggregate price of securities redeemed or repurchased   $ 1,172,660
             during the fiscal year:                             ---------------

       (iii) Aggregate price of securities redeemed or               $ -0-
             repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add              -$ 1,172,660
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than              $ 164,937
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in future years  $( )
             - if Item 5(i) is less than Item 5(iv) [subtract    ---------------
             Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   15.17
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A

                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$    15.17

                                                                =============

CLASS Z

5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold during the    $ 211,953,751
             fiscal year pursuant to section 24(f):              ---------------

        (ii) Aggregate price of securities redeemed or repurchased $ 305,240,903
             during the fiscal year:                             ---------------

       (iii) Aggregate price of securities redeemed or             $ -0-
             repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add              -$ 305,240,903
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than              $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in future        $(93,287,152)
             years - if Item 5(i) is less than Item 5(iv)        ---------------
             [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration               x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)              =$  0
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A

                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ 0

                                                                =============
TOTAL FOR ALL:                                                     =$  289.64
                                                                =============


9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


           Method of Delivery:


                     [  X  ]  Wire Transfer
                     [     ]  Mail or other means



                                   SIGNATURES

      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

      By (Signature and Title)*
                               /s/ Jeff Prusnofsky
                               ------------------------------------
                               Jeff Prusnofsky, Assistant Secretary

      Date:
* Please print the name and title of the signing officer below the signature.